Investment Portfolioas of September 30, 2023 (Unaudited)
DWS Small Mid Cap Growth VIP
	Shares	Value ($)

Common Stocks 97.2%
Communication Services 1.3%
Diversified Telecommunication Services 0.7%
Iridium Communications, Inc.	7,300	332,077
Entertainment 0.6%
Take-Two Interactive Software, Inc.*	2,174	305,208
Consumer Discretionary 10.7%
Automobile Components 0.8%
Gentherm, Inc.*	7,364	399,571
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions, Inc.*	3,398	276,801
Hotels, Restaurants & Leisure 2.1%
Hilton Grand Vacations, Inc.*	12,491	508,383
Jack in the Box, Inc.	7,229	499,235
		1,007,618
Household Durables 3.2%
Helen of Troy Ltd.*	1,963	228,807
iRobot Corp.*	1,573	59,617
LGI Homes, Inc.*	3,089	307,324
TopBuild Corp.*	3,773	949,287
		1,545,035
Leisure Products 1.6%
YETI Holdings, Inc.*	15,522	748,471
Specialty Retail 2.4%
Burlington Stores, Inc.*	2,883	390,070
Camping World Holdings, Inc. "A"	22,907	467,532
Valvoline, Inc.	9,900	319,176
		1,176,778
Consumer Staples 2.8%
Consumer Staples Distribution & Retail 2.4%
Casey's General Stores, Inc.	4,371	1,186,814
Household Products 0.4%
Spectrum Brands Holdings, Inc.	2,282	178,795
Energy 5.4%
Energy Equipment & Services 0.4%
Liberty Energy, Inc.	9,546	176,792
Oil, Gas & Consumable Fuels 5.0%
Crescent Energy Co. "A"	6,384	80,694
Denbury, Inc.*	7,100	695,871

Kosmos Energy Ltd.*	48,000	392,640
Matador Resources Co.	8,300	493,684
Ovintiv, Inc.	9,711	461,952
Southwestern Energy Co.*	43,176	278,485
		2,403,326
Financials 8.3%
Banks 2.0%
Pinnacle Financial Partners, Inc.	5,944	398,486
SouthState Corp.	3,504	236,030
Synovus Financial Corp.	11,493	319,505
		954,021
Capital Markets 3.6%
FactSet Research Systems, Inc.	1,036	453,001
Lazard Ltd. "A"	12,317	381,950
LPL Financial Holdings, Inc.	2,100	499,065
Moelis & Co. "A"	9,136	412,308
		1,746,324
Financial Services 1.1%
WEX, Inc.*	2,797	526,088
Insurance 1.6%
Kinsale Capital Group, Inc.	1,900	786,847
Health Care 18.8%
Biotechnology 4.3%
Apellis Pharmaceuticals, Inc.*	3,951	150,296
Beam Therapeutics, Inc.*	1,593	38,312
Biohaven Ltd.*	1,787	46,480
Blueprint Medicines Corp.*	4,684	235,230
Catalyst Pharmaceuticals, Inc.*	7,600	88,844
Halozyme Therapeutics, Inc.*	3,100	118,420
Insmed, Inc.*	6,610	166,903
Kiniksa Pharmaceuticals Ltd. "A"*	8,769	152,318
Neurocrine Biosciences, Inc.*	7,085	797,062
Travere Therapeutics, Inc.*	18,778	167,875
Ultragenyx Pharmaceutical, Inc.*	3,057	108,982
		2,070,722
Health Care Equipment & Supplies 3.1%
Alphatec Holdings, Inc.*	7,420	96,237
Axonics, Inc.*	5,613	315,002
Globus Medical, Inc. "A"*	2,224	110,422
Haemonetics Corp.*	1,353	121,202
Inari Medical, Inc.*	2,000	130,800
Inspire Medical Systems, Inc.*	300	59,532
Masimo Corp.*	1,627	142,655
Merit Medical Systems, Inc.*	4,200	289,884
Omnicell, Inc.*	2,300	103,592
Shockwave Medical, Inc.*	500	99,550
STAAR Surgical Co.*	975	39,175
		1,508,051
Health Care Providers & Services 9.4%
AMN Healthcare Services, Inc.*	13,141	1,119,350
HealthEquity, Inc.*	4,529	330,843
ModivCare, Inc.*	4,799	151,217
Molina Healthcare, Inc.*	2,619	858,744

Option Care Health, Inc.*	18,864	610,250
Privia Health Group, Inc.*	8,600	197,800
RadNet, Inc.*	44,177	1,245,350
		4,513,554
Life Sciences Tools & Services 0.1%
OmniAb, Inc.*	13,092	67,948
Pharmaceuticals 1.9%
Arvinas, Inc.*	2,000	39,280
Intra-Cellular Therapies, Inc.*	7,000	364,630
Ligand Pharmaceuticals, Inc.*	2,672	160,106
Pacira BioSciences, Inc.*	11,807	362,239
		926,255
Industrials 21.4%
Aerospace & Defense 1.4%
HEICO Corp.	4,176	676,220
Building Products 5.6%
Allegion PLC	7,499	781,396
Builders FirstSource, Inc.*	11,306	1,407,484
Masonite International Corp.*	5,705	531,820
		2,720,700
Commercial Services & Supplies 3.6%
MSA Safety, Inc.	2,392	377,099
Tetra Tech, Inc.	3,819	580,602
The Brink's Co.	11,036	801,655
		1,759,356
Construction & Engineering 0.5%
MasTec, Inc.*	3,160	227,425
Electrical Equipment 0.9%
Generac Holdings, Inc.*	1,478	161,043
Thermon Group Holdings, Inc.*	9,149	251,323
		412,366
Machinery 0.8%
IDEX Corp.	1,802	374,852
Professional Services 4.4%
Broadridge Financial Solutions, Inc.	3,982	712,977
Kforce, Inc.	13,025	777,072
Maximus, Inc.	8,556	638,962
		2,129,011
Trading Companies & Distributors 4.2%
H&E Equipment Services, Inc.	16,406	708,575
Rush Enterprises, Inc. "A"	24,885	1,016,054
Titan Machinery, Inc.*	11,743	312,129
		2,036,758
Information Technology 21.3%
Communications Equipment 0.8%
Calix, Inc.*	8,844	405,409

Electronic Equipment, Instruments & Components 3.4%
Advanced Energy Industries, Inc.	12,629	1,302,302
Cognex Corp.	7,873	334,130
		1,636,432
Semiconductors & Semiconductor Equipment 5.0%
Entegris, Inc.	6,121	574,823
FormFactor, Inc.*	7,627	266,487
Impinj, Inc.*	2,530	139,226
Monolithic Power Systems, Inc.	947	437,514
Semtech Corp.*	7,632	196,524
SiTime Corp.*	4,087	466,940
Ultra Clean Holdings, Inc.*	10,873	322,602
		2,404,116
Software 11.8%
Aspen Technology, Inc.*	3,737	763,320
Dynatrace, Inc.*	7,679	358,840
Envestnet, Inc.*	9,852	433,783
Five9, Inc.*	9,547	613,872
Rapid7, Inc.*	6,849	313,547
Tenable Holdings, Inc.*	12,141	543,917
Tyler Technologies, Inc.*	3,276	1,264,995
Varonis Systems, Inc.*	35,677	1,089,575
Workiva, Inc.*	3,058	309,898
		5,691,747
Technology Hardware, Storage & Peripherals 0.3%
Super Micro Computer, Inc.*	600	164,532
Materials 4.8%
Construction Materials 2.0%
Eagle Materials, Inc.	5,901	982,635
Containers & Packaging 0.9%
Berry Global Group, Inc.	6,828	422,721
Metals & Mining 1.9%
Arch Resources, Inc.	2,200	375,452
Cleveland-Cliffs, Inc.*	34,787	543,721
		919,173
Real Estate 2.4%
Diversified REITs 1.0%
Essential Properties Realty Trust, Inc.	21,678	468,895
Industrial REITs 0.8%
EastGroup Properties, Inc.	2,208	367,698
Specialized REITs 0.6%
Four Corners Property Trust, Inc.	13,954	309,640
Total Common Stocks (Cost $30,584,125)		46,946,782

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (a) (b)	1,013	0
OmniAb, Inc. $15.00 Earnout* (a) (b)	1,013	0
Total Other Investments (Cost $0)		0

Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $1,527,381)	1,527,381	1,527,381

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $32,111,506)	100.3	48,474,163
Other Assets and Liabilities, Net	(0.3)	(168,787)
Net Assets	100.0	48,305,376
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (c) (d)
735,203	—	735,203 (e)	—	—	3,193	—	—	—
Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 5.36% (c)
1,969,280	3,481,726	3,923,625	—	—	44,748	—	1,527,381	1,527,381
2,704,483	3,481,726	4,658,828	—	—	47,941	—	1,527,381	1,527,381

*	Non-income producing security.
(a)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$46,946,782	$—	$—	$46,946,782
Other Investments	—	—	0	0
Short-Term Investments	1,527,381	—	—	1,527,381
Total	$48,474,163	$—	$0	$48,474,163

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCG-PH3
R-080548-2 (1/25)